ORGANIZATION AND BASIS OF PRESENTATION (Details 2)							0 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended									12 Months Ended	0 Months Ended		12 Months Ended		1 Months Ended											12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Apr. 30, 2010 Jet Brilliant	Jan. 06, 2012 Trade Lead CNY	Jan. 06, 2012 Trade Lead CNY	Jul. 31, 2013 1Verge Information Maiyu CNY	Jul. 31, 2013 1Verge Information Maiyu USD ($)	Dec. 31, 2014 1Verge Information	Nov. 30, 2012 1Verge Information Ms. Qiong Qin	Nov. 30, 2012 1Verge Information Mr. Dele Liu	Aug. 31, 2010 1Verge Information 1Verge Internet Equity option agreements	Apr. 30, 2013 1Verge Information 1Verge Internet Business operation agreements	Aug. 31, 2010 1Verge Information 1Verge Internet Business operation agreements	Aug. 31, 2010 1Verge Information 1Verge Internet Exclusive technical and consulting service agreements	Nov. 30, 2012 1Verge Information 1Verge Internet Loan agreements	Aug. 31, 2010 1Verge Information 1Verge Internet Loan agreements CNY	Aug. 31, 2010 1Verge Information 1Verge Internet Trademark license agreement and domain name license agreement	Dec. 31, 2014 Tianshi	Sep. 17, 2013 Tianshi Ms. Wen Lu and Ms. Qiong Hu	Sep. 17, 2013 Tianshi 1Verge Information CNY	Dec. 31, 2014 Quan Toodou	Apr. 30, 2014 Quan Toodou CNY	Apr. 30, 2014 Quan Toodou Ms. Qiong Qin	Sep. 30, 2013 Quan Toodou Ms. Qiong Qin	Jan. 31, 2013 Quan Toodou Ms. Qiong Qin	Apr. 30, 2014 Quan Toodou Mr. Dele Liu	Jan. 31, 2013 Quan Toodou Mr. Dele Liu	Sep. 30, 2013 Quan Toodou Mr. Zhou Yu	Jan. 31, 2013 Quan Toodou Mr. Zhou Yu	Jan. 31, 2013 Quan Toodou Mr. Wei Wang and Ms. Zhiqi Wang	Dec. 31, 2013 Quan Toodou Reshuffle Technology Loan agreements CNY	Sep. 30, 2013 Quan Toodou Reshuffle Technology Loan agreements CNY	Dec. 22, 2014 Quan Toodou Chuanxian Loan agreements CNY	Dec. 31, 2014 Toodou Cultural	Dec. 31, 2014 Heyi Pictures	Dec. 22, 2014 Heyi Pictures 1Verge Internet Loan agreements CNY
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in Consolidated Affiliated Entities											0.00%										0.00%			0.00%													0.00%	0.00%
Percentage of equity interest acquired						100.00%		95.00%		100.00%
Ownership interest (as a percent)								5.00%
Amount injected as registered capital into Tianshi																							7,000,000
Percentage of equity interest in variable interest entity transferred												60.00%																			18.00%		33.30%
Percentage of equity interest held												20.00%	80.00%									30.00%	70.00%			67.10%	84.70%	66.70%	32.90%	15.30%		18.00%
Cash consideration							78,869,000		7,000,000
Goodwill	687,001,000	4,262,569,000	687,001,000	4,262,569,000	4,255,570,000			73,688,000	6,999,000	1,156,000
Registered capital																									70,000,000
Advance written notice period														30 days		30 days
Term of agreement															10 years	10 years	10 years	10 years	10 years	10 years
Automatic extended term of agreement															10 years	10 years	10 years	10 years	10 years	10 years
Advance notice period for requesting no extension of the agreement															3 months	3 months	3 months	3 months	3 months
Interest-free loans																			20,000,000																150,000,000	70,000,000			5,000,000
Total amount of interest-free loans that may be extended																																		70,000,000
License fee as a percentage of total revenue																				5.00%